Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities, Assets	$ 2,158,853,000	$ 1,936,797,000
Mortgage loans held for sale, Assets	139,950,000	97,273,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities, Assets	2,158,853,000	1,936,797,000
Mortgage loans held for sale, Assets	139,950,000	97,273,000
Derivative instruments, Assets	32,903,000	30,076,000
Total, Assets	2,331,706,000	2,064,146,000
Derivative instruments, Liabilities	31,354,000	26,735,000
Total, Liabilities	31,354,000	26,735,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities, Assets		15,496,000
Total, Assets		15,496,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities, Assets	2,158,853,000	1,921,301,000
Mortgage loans held for sale, Assets	139,950,000	97,273,000
Derivative instruments, Assets	32,903,000	30,076,000
Total, Assets	2,331,706,000	2,048,650,000
Derivative instruments, Liabilities	31,354,000	26,735,000
Total, Liabilities	$ 31,354,000	$ 26,735,000